As filed with the Securities and Exchange Commission on March 6, 2006
                                     Investment Company Act file number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2005

Item 1: Report to Stockholders

DELAFIELD
FUND
INCORPORATED
[GRAPHIC OMITTED]








             Annual Report
              [GRAPHIC OMITTED]















                                                           December 31, 2005

DELAFIELD                                                       600 FIFTH AVENUE
FUND                                                          NEW YORK, NY 10020
INCORPORATED                                                        212.830.5220
[GRAPHIC OMITTED]                                                   800.221.3079
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

During the year ended December 31, 2005, the Fund's net asset value increased 6.0% versus an increase of 4.9% in the Standard & Poor's 500 and 4.6% in the Russell 2000, each on a total return basis. At the beginning of the year our commitment to equities was roughly 82%, while at year-end our cash reserves amounted to 14% and our total net assets to $372,467,035.

Last year's modest results seem satisfactory to us when we look back on the various crosswinds which buffeted the political and economic fronts. As we write, the economy continues to grow at a moderate pace: jobs increasing, the unemployment rate holding steady, consumer confidence improving and energy prices receding from their Fall peaks to what appears to be high, but manageable levels. The inflation rate has increased and the Federal Reserve has responded with two years of increases in the federal fund and discount rates with some further increase anticipated early this year when Chairman Greenspan cedes his position to Ben Bernanke. Despite the yield curve being flat or ever so slightly inverted, it seems likely that we will avoid a near-term recession.

Given the state of the world, we remain cautious and expect to hold above average reserves despite the fact this will moderate our results in a rising market.

The Fund's performance over the past year reflects the Fund's strategy of investing in stocks which we believe to be undervalued or to represent special situations. Such investments tend to have performance which more closely parallel the underlying events of the individual companies and may show little correlation to broad markets. In our opinion, the Fund's performance over the past year was not materially impacted by any particular holding (although one investment - Aleris International, Inc., was notable and contributed 1.4 points to our performance; its share price rose sharply in recognition of improved earnings) or sector but rather reflective of the overall performance of investments selected pursuant to the Fund's strategy.

It seems worth reiterating the strategy which we employ to protect your capital and to enhance its growth. This strategy has resulted in above average returns for many years and we believe it is low risk, logical and will result in attractive returns in the years ahead.

1. We search for companies that are selling at prices which seem modest in relationship to the company's intrinsic value.

2. We meet with managements, visit plants, talk to competition, consider the makeup of the Board of Directors and make a judgment as to whether we wish to be in business with the management. In other words, we try to understand the business of the companies in which we invest and the individuals who direct the company's future.

3. We search for companies wherein something may change which will alter that company's future for the better. These can be simple matters ranging from a change in the management or management's attitude toward how they run the business, to a change in control, to a change in business opportunity, or to a change in the dynamics of a company's cash flow and its use.

4. If we perform our analysis correctly, the value added we bring to you is an earlier and better understanding of the companies in our portfolio than that of other investors. Then, if the companies begin to improve, their earnings should increase and they should be valued at a higher price earnings multiple.

5. We have never worried about the profits that we did not make. We worry much more about what we might lose. We believe that stock selection is much more relevant to successful investing than total commitment to equities. In the volatile markets which have developed over the last 15 to 20 years, we have come to believe that the long-term investors' best hedge against volatility is to have cash with which to invest in companies when prices seem unduly depressed.

Your portfolio is composed of such companies. We are holding relatively large reserves since we believe that many of our holdings are selling at fair prices and we are uncertain as to the strength of the economic recovery.

With very best wishes.


Sincerely,
         /s/ J.Dennis Delafield                           /s/ Vincent Sellecchia







         J. Dennis Delafield                              Vincent Sellecchia
         Chairman                                         President
         Tel. 212.830.5454                                Tel. 212.830.5456

P.S. The net asset value per share of the Fund is  determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M., Eastern
     Time) on each Fund Business Day (as fully described in the Fund prospectus). In addition to the Fund's published NASDAQ listing (symbol:
     DEFIX), you may check its net asset value by calling 800.221.3079 (or, 212.830.5220) to speak directly to a Fund representative during the normal business hours of 8:30 A.M. - 5:30 P.M., Eastern Time. During off business hours, you may use the same telephone numbers for a pre-recorded message. The 3-digit code number for the Delafield Fund is 819.

 Our Website address is: www.delafieldfund.com

TOTAL RETURN WITH INCOME*
----------------------------------------------------------------------------------------------------------------
                                                                                           Indices
                                                                                           -------
                                                             Delafield            S&P 500         Russell 2000
Cumulative                                                     Fund**              Total+            Total+
----------                                                     ------              ------            ------
Quarter ended December 31, 2005                                  3.0%                2.1%              1.1%
One year ended December 31, 2005                                 6.0                 4.9               4.6
Inception, November 19, 1993 to December 31, 2005              396.7               236.0             215.7

Annual Average
--------------
Three years ended December 31, 2005                             21.5%               14.4%             22.1%
Five years ended December 31, 2005                              17.0                 0.5               8.2
Ten years ended December 31, 2005                               13.8                 9.1               9.3
Inception, November 19, 1993 to December 31, 2005               14.1                10.5              10.0

ASSET MIX
----------------------------------------------------------------------------------------------------------------
                                           12/31/05       9/30/05       6/30/05       3/31/05       12/31/04
                                           --------       -------       -------       -------       --------
Equities                                     86.0%          84.8%         82.9%         81.8%         81.9%
Cash Equivalents                             14.0           15.2          17.1          18.2          18.1
TOTAL                                       100.0%         100.0%        100.0%        100.0         100.0%

TEN LARGEST HOLDINGS++
----------------------------------------------------------------------------------------------------------------
Company                                                  % of Net Assets
-------                                                  ---------------
Thermo Electron Corporation                                    5.1%
Foot Locker, Inc.                                              4.0
Engelhard Corporation                                          3.8
Kennametal Inc.                                                3.4
Cytec Industries Inc.                                          3.2
Acuity Brands Inc.                                             3.1
ProQuest Company                                               3.0
International Rectifier Corp.                                  2.9
Furniture Brands International, Inc.                           2.8
Aleris International, Inc.                                     2.4
TOTAL                                                         33.7%

-----------------------------------------------------------------------------------------------------------------

* The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The current performance may be lower or higher than performance data quoted.

     The Delafield Fund may invest in the stocks of smaller companies which carry special risks including, narrower markets, limited financial and management resources, less liquidity, and greater volatility than the stocks of larger companies. The Fund's investments, which are often value or special situations, are likely to not correlate with the overall market averages. Hence, there may periods when the Fund's performance may lag these measures.

     Please visit our website (www.delafieldfund.com) to obtain the most recent month-end performance data.

     Kindly consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. Please contact us to obtain a prospectus, which should be read carefully before investing.

     Delafield Fund, Inc. is distributed by IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116.

**   Delafield Fund, Inc.  performance is stated after fees.

+    The S&P 500 Index is an  unmanaged  broad  market-weighted  average of U.S.
     blue-chip companies and the Russell 2000 Index is an unmanaged, market-weighted index, with dividends reinvested, of 2,000 small companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000 of those companies. You may not invest directly in the S&P 500 Index or the Russell 2000 Index and, unlike the Fund, they do not incur fees and expenses.

++ Holdings are expressed as a percentage of total investments and will vary over time. Because the Fund is actively managed there can be no assurances the Fund continues to invest in the securities referenced. Additionally, references to specific securities or industries should not be considered a recommendation for investors.

Delafield Fund, Inc.
Performance Comparison Chart

--------------------------------------------------------------------------------

             The value of a $10,000 investment in the Delafield Fund
            from January 1, 1996 to December 31, 2005, as compared to
                        the Standard & Poor's 500 Index.

INCEPTION            S&P 500        DELAFIELD
---------           ---------       ---------
01/01/95            10,000.00       10,000.00
06/30/96            11,010.00       11,379.00
12/31/96            12,295.97       12,635.24
06/30/97            14,830.17       14,349.84
12/31/97            16,399.20       15,119.00
06/30/98            19,303.50       15,607.34
12/31/98            21,085.21       13,384.85
06/30/99            23,695.56       15,506.35
12/31/99            25,522.49       14,507.74
06/30/00            25,415.29       14,301.73
12/31/00            23,199.08       16,537.10
06/30/01            21,644.74       20,453.08
12/31/01            20,441.29       21,860.25
06/30/02            17,751.22       22,747.78
12/31/02            15,922.84       20,231.87
06/30/03            17,795.37       23,428.51
12/31/03            20,489.59       28,353.18
06/30/04            21,194.43       30,862.44
12/31/04            22,718.31       34,263.48
06/30/05            22,534.29       33,787.22
12/31/05            23,834.52       36,317.88

-----------------------------------------------------------------------------------
                                        Average Annual Total Return
                         ----------------------------------------------------------
                                          As of December 31, 2005
                         ----------------------------------------------------------
                         ----------------------------------------------------------
                              One Year         Five-Years          Ten-Years
                         ----------------------------------------------------------
                         ----------------------------------------------------------
  Delafield Fund, Inc.         6.00%             17.04%              13.76%
                         ----------------------------------------------------------
                         ----------------------------------------------------------
  S&P 500 Total                4.91%              0.54%              9.07%
-----------------------------------------------------------------------------------



            Past performance is not predictive of future performance.

 Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Delafield Fund, Inc.
Expense Chart
For the Six Months Ended December 31, 2005
(Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Beginning Account     Ending Account Value     Expenses Paid During the
                                           Value 07/01/05             12/31/05                    Period*
                                           --------------             --------                    -------
Actual                                        $1,000.00              $1,074.90                    $7.06

Hypothetical (5% Return before
expenses)                                     $1,000.00              $1,018.40                    $6.87

* Expenses are equal to the Fund's annualized expense ratios of 1.35%, multiplied by the average account value over the period (July 1, 2005 through December 31, 2005), multiplied by 184/365 (to reflect the six month period).

Delafield Fund, Inc.
Schedule of Investments
December 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Value
Common Stocks (86.03%)                                                    Shares                (Note 1)
--------------------------------------------------------------------------------------------------------------------
Chemicals (15.61%)
Ashland Inc.                                                              90,000           $     5,211,000
Chemtura Corp.                                                           435,000                 5,524,500
Cytec Industries Inc.                                                    250,000                11,907,500
Engelhard Corporation                                                    475,000                14,321,250
FMC Corporation*                                                         150,000                 7,975,500
Hercules Incorporated*                                                   775,000                 8,757,500
Lydall, Inc.*                                                            143,000                 1,165,450
Spartech Corporation                                                     150,000                 3,292,500
                                                                                           ---------------
                                                                                                58,155,200
                                                                                           ---------------

Computer & Computer Services (3.45%)
BearingPoint Inc.*                                                       275,000                 2,161,500
Diebold, Incorporated                                                    100,000                 3,800,000
Keane, Inc.*                                                             325,000                 3,578,250
Solectron Corporation*                                                   900,000                 3,294,000
                                                                                           ---------------
                                                                                                12,833,750
                                                                                           ---------------

Consumer Products & Services (11.18%)
ElkCorp                                                                  200,000                 6,732,000
Furniture Brands International, Inc.                                     475,000                10,606,750
Newell Rubbermaid Inc.                                                   350,000                 8,323,000
ProQuest Company*                                                        400,000                11,164,000
(The) Stanley Works                                                      100,000                 4,804,000
                                                                                           ---------------
                                                                                                41,629,750
                                                                                           ---------------

Energy & Energy Services (1.67%)
Chesapeake Energy Corporation                                             81,000                 2,570,130
Forest Oil Corporation*                                                   80,000                 3,645,600
                                                                                           ---------------
                                                                                                 6,215,730
                                                                                           ---------------

Financial Products & Services (1.13%)
Reynolds & Reynolds Company                                              150,000                 4,210,500
                                                                                           ---------------

Industrial Products (13.60%)
Crane Co.                                                                175,000                 6,172,250
Federal Signal Corporation                                               200,000                 3,002,000
Flowserve Corporation*                                                   100,000                 3,956,000
Gerber Scientific Inc.*                                                  250,000                 2,392,500
Honeywell International Inc.                                             223,000                 8,306,750
Kennametal Inc.                                                          250,000                12,760,000
Navistar International Corporation*                                      250,000                 7,155,000
SPX Corp.                                                                151,000                 6,911,270
                                                                                           ---------------
                                                                                                50,655,770
                                                                                           ---------------

Instrumentation (10.90%)
Paxar Corporation*                                                       425,000                 8,342,750
Symbol Technologies Inc.                                                 629,812                 8,074,190
Thermo Electron Corporation*                                             625,000                18,831,250
Zebra Technologies Corporation*                                          125,000                 5,356,250
                                                                                           ---------------
                                                                                                40,604,440
                                                                                           ---------------

Metal Fabricating (6.57%)
Aleris International, Inc.*                                              275,000                 8,866,000
Commercial Metals Company                                                125,000                 4,692,500
GrafTech International Ltd.*                                             750,000                 4,665,000



   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Schedule of Investments (continued)
December 31, 2005
--------------------------------------------------------------------------------

                                                                                                     Value
Common Stocks (Continued)                                                      Shares               (Note 1)
-----------------------------------------------------------------------------------------------------------------------
Metal Fabricating (continued)
Material Sciences Corporation*                                                 44,000           $       620,400
Novelis Inc.                                                                  225,000                 4,700,250
OM Group, Inc.*                                                                50,000                   938,000
                                                                                                ---------------
                                                                                                     24,482,150
                                                                                                ---------------

Real Estate (1.72%)
Kimco Realty Corporation                                                      200,000                 6,416,000
                                                                                                ---------------

Retail (5.07%)
Foot Locker, Inc.                                                             625,000                14,743,750
Jones Apparel Group Inc.                                                      135,000                 4,147,200
                                                                                                ---------------
                                                                                                     18,890,950
                                                                                                ---------------

Technology (4.57%)
International Rectifier Corp.*                                                340,000                10,846,000
Vishay Intertechnology Inc.*                                                  450,000                 6,192,000
                                                                                                ---------------
                                                                                                     17,038,000
                                                                                                ---------------

Miscellaneous (10.56%)
Acuity Brands Inc.                                                            360,000                11,448,000
Cabot Corporation                                                              65,000                 2,327,000
Cambrex Corporation                                                           325,000                 6,100,250
Sonoco Products                                                               100,000                 2,940,000
Standard Motor Products, Inc.                                                 400,000                 3,692,000
Steris Corp.                                                                  200,000                 5,004,000
Yellow Roadway Corporation*                                                   175,000                 7,806,750
                                                                                                ---------------
                                                                                                     39,318,000
                                                                                                ---------------
Total Common Stocks (Cost $266,794,320)                                                             320,450,240
                                                                                                ---------------

Short-Term Investments (13.98%)                                                Face                    Value
Repurchase Agreements (13.98%)                                                Amount                 (Note 1)
-----------------------------------------------------------------------------------------------------------------------
Bank of America, purchased on 12/30/05, 3.40%, due 01/03/06, repurchase proceeds $52,073,665 (Collateralized by $53,325,000,
T-NOTE, 1.625% to 2.625%, due 02/28/06 to 11/15/06, value $53,095,968)    $52,054,000                52,054,000
                                                                                                ---------------
Total Short-Term Investments (Cost $52,054,000)                                                      52,054,000
                                                                                                ---------------
Total Investments (100.01%) (Cost $318,848,320+)                                                    372,504,240
Liabilities in excess of cash and other assets (-0.01%)                                                 (37,205)
                                                                                                ---------------
Net Assets (100.00%), 15,763,842 shares outstanding                                             $   372,467,035
                                                                                                ===============
Net asset value, offering and redemption price per share**:                                     $         23.63
                                                                                                ===============

*   Non-income producing.

** Redemption price may be reduced by a redemption fee (See Note 3).

+ Aggregate cost for federal income tax purposes is $319,193,551. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $55,983,779 and $2,673,090, respectively, resulting in net appreciation of $53,310,689.






   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Breakdown Of Portfolio Holdings
December 31, 2005
--------------------------------------------------------------------------------

                Industry                                  Value                           % Of Portfolio
                --------                                  -----                           --------------
Chemicals                                               $58,155,200                           15.61%

Computer & Computer Services                             12,833,750                            3.45

Consumer Products & Services                             41,629,750                           11.18

Energy                                                    6,215,730                            1.67

Financial Products & Services                             4,210,500                            1.13

Industrial Products                                      50,655,770                           13.60

Instrumentation                                          40,604,440                           10.90

Metal Fabricating                                        24,482,150                            6.57

Real Estate                                               6,416,000                            1.72

Retail                                                   18,890,950                            5.07

Technology                                               17,038,000                            4.57

Miscellaneous                                            39,318,000                           10.56

Short Term Investments                                   52,054,000                           13.97

Total                                                  $372,504,240                          100.00%



















   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement of Assets and Liabilities
December 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (Note 1) (Cost - $266,794,320).................................      $   320,450,240
   Repurchase agreements (Note 1) (Cost - $52,054,000)..................................           52,054,000
   Receivable for securities sold.......................................................              187,901
   Receivable for fund shares sold......................................................            2,014,023
   Accrued dividend and interest receivable.............................................              149,632
   Prepaid expenses.....................................................................               16,642
   Other assets.........................................................................                  940
                                                                                              ---------------
         Total assets...................................................................          374,873,378
                                                                                              ---------------

LIABILITIES

   Payable to affiliates*...............................................................      $        39,466
   Due to custodian.....................................................................               36,362
   Payable for securities purchased.....................................................            1,457,172
   Payable for fund shares redeemed.....................................................              729,566
   Accrued expenses.....................................................................              143,777
                                                                                              ---------------
         Total liabilities..............................................................            2,406,343
                                                                                              ---------------
   Net assets...........................................................................      $   372,467,035
                                                                                              ===============

SOURCE OF NET ASSETS

   Net capital paid in on shares of capital stock (Note 3)..............................      $   319,141,161
   Net unrealized appreciation (depreciation)...........................................           53,655,920
   Accumulated net realized losses......................................................             (330,046)
                                                                                              ---------------
   Net assets...........................................................................      $   372,467,035
                                                                                              ===============
   Net asset value, per share (Note 3):

   Net Assets, $372,467,035 applicable to 15,763,842 shares outstanding.................             $  23.63
                                                                                                     ========

   * Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.
















   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Operations
Year Ended December 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
    Interest.......................................................................          $   1,984,811
    Dividends (Net of $4,050 foreign tax withheld).................................              3,238,182
                                                                                             -------------
       Total income................................................................              5,222,993
                                                                                             -------------
Expenses: (Note 2)
    Investment management fee......................................................              2,836,766
    Administration fee.............................................................                759,295
    Shareholder servicing fee......................................................                903,922
    Custodian expenses.............................................................                 19,187
    Shareholder servicing and related shareholder expenses.........................                279,286
    Legal, compliance and filing fees..............................................                248,942
    Audit and accounting...........................................................                127,979
    Directors' fees and expenses...................................................                 18,632
    Other..........................................................................                 20,652
                                                                                             -------------
       Total expenses..............................................................              5,214,661
       Less: Expenses paid indirectly..............................................                   (859)
                 Fees waived.......................................................               (393,237)
                                                                                             -------------
       Net expenses................................................................              4,820,565
                                                                                             -------------
Net investment income..............................................................                402,428
                                                                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments............................................             43,380,950
Net change in unrealized appreciation (depreciation) of investments................            (21,417,323)
                                                                                             -------------
       Net gain (loss) on investments..............................................             21,963,627
                                                                                             -------------
Increase (decrease) in net assets from operations..................................          $  22,366,055
                                                                                             =============


















   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statements Of Changes In Net Assets
Years ended December 31, 2005 and 2004
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                       December 31, 2005        December 31, 2004

Operations:
    Net investment income (loss).......................................  $      402,428           $     (281,045)
    Net realized gain (loss) on investments............................      43,380,950               34,822,858
    Net change in unrealized appreciation (depreciation)...............     (21,417,323)              22,165,562
                                                                         --------------           --------------
      Increase (decrease) in net assets from operations................      22,366,055               56,707,375
Dividends and distributions to shareholders:
      Net investment income............................................        (408,480)                   (-0-)
      Net realized gain on investments.................................     (43,605,288)            (34,527,984)
                                                                         ---------------          --------------
Total dividends and distribution to shareholders.......................     (44,013,768)            (34,527,984)
                                                                         ---------------          --------------
Net increase (decrease) from:
       Capital share transactions (Note 3).............................      49,509,527               74,566,895
                                                                         --------------           --------------
        Total increase (decrease)......................................      27,861,814               96,746,286
Net Assets:
    Beginning of year..................................................     344,605,221              247,858,935
                                                                         --------------           --------------
    End of year........................................................  $  372,467,035           $  344,605,221
                                                                         ==============           ==============
    Undistributed net investment income................................  $          -0-           $          -0-
                                                                         ==============           ==============























   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Notes To Financial Statements
--------------------------------------------------------------------------------

1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last official close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Repurchase  Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; and 0.70% on all net assets of the Fund over $500 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a
Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to 0.25% per annum of the Fund's average daily net assets.

Delafield Fund, Inc.
Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

For the year ended December 31, 2005, the Distributor voluntarily waived the following fees:

Shareholder servicing fee $393,237

The Distributor has no right to recoup prior waivers.

Brokerage commissions paid during the year ended December 31, 2005 to affiliates of the Fund were as follows:

Reich & Tang Distributors, Inc.  $236,198
Delafield Hambrecht                 8,300

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $600 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting allocated among the funds of the Reich & Tang Complex. In addition the Audit Committee chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose audit committee he serves. Effective January 1, 2006 the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Fund Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $180,761 paid to Reich & Tang Services, Inc., an affiliate of the Manager as transfer agent for the Fund (the "Transfer Agent").

Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Fund. For the year ended December 31, 2005 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Fund.

For the year ended December 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses                                        $    501
Shareholder servicing and related shareholder expenses         358
                                                          --------
     Total                                                $    859
                                                          ========

3. Capital Stock

At December 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized.

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the years ended December 31, 2005 and 2004, redemption fees totaled $29,631 and $41,485, respectively.

Transactions in capital stock were as follows:

                                                       Year Ended                           Year Ended
                                                    December 31, 2005                    December 31, 2004
                                            -------------------------------       ------------------------------
                                                Shares            Amount              Shares           Amount
                                            --------------   --------------       -------------   --------------
Sold......................................       4,097,795   $  102,756,560           3,429,572   $   85,054,288
Issued on reinvestment of dividends.......       1,730,840       41,055,524           1,258,819       31,571,182
Redeemed..................................      (3,735,226)     (94,302,557)         (1,716,013)     (42,058,575)
                                            --------------   --------------       -------------   --------------
Net increase (decrease)...................       2,093,409   $   49,509,527           2,972,378   $   74,566,895
                                            ==============   ==============       =============   ==============

4. Investment Transactions

For the year ended December 31, 2005, purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $228,057,132 and $211,789,866, respectively.

Delafield Fund, Inc.
Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

5. Tax Information

The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                      2005                 2004
                                                 --------------        -------------
Ordinary Income...........................       $    4,830,608        $   2,265,237
Long-term capital gain....................           39,183,160           32,215,970
Return of Capital.........................                    0               46,777
                                                 --------------        -------------
                                                 $   44,013,768        $  34,527,984
                                                 ==============        =============

The tax basis of distributable earnings at December 31, 2005 is comprised of unrealized appreciation of $53,310,689, which differs from book basis unrealized appreciation primarily due to losses on wash sales, which are deferred for tax purposes and distributable long-term capital gains of $15,185.

6. Financial Highlights

                                                                                 Year Ended
                                                                                December 31,
                                                       --------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
                                                       ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $ 25.21       $ 23.17       $ 18.23       $ 19.70       $ 15.80
                                                       ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income (loss).................         0.03         (0.02)        (0.03)        (0.02)         0.06
Net realized and unrealized
    gains (losses) on investments................         1.49          4.84          7.35         (1.46)         5.02
                                                       ---------     ---------     ---------     ---------     ---------
Total from investment operations.................         1.52          4.82          7.32         (1.48)         5.08
                                                       ---------     ---------     ---------     ---------     ---------
Redemption fees received.........................         0.00 +        0.00 +        0.00 +        0.01           --
                                                       ---------     ---------     ---------     ---------     ---------
Less dividends and distributions:
    Dividends from net investment income.........        (0.03)          --            --            --          (0.06)
    Distributions from net realized gains
        on investments...........................        (3.07)        (2.78)        (2.38)          --          (1.12)
                                                       ---------     ---------     ---------     ---------     ---------
Total dividends and distributions................        (3.10)        (2.78)        (2.38)          --        (1.18)
                                                       ---------     ---------     ---------     ---------     ---------
Net asset value, end of year.....................      $ 23.63       $ 25.21       $ 23.17       $ 18.23       $ 19.70
                                                       =========     =========     =========     =========     =========
Total Return.....................................         6.00%        20.85%        40.14%        (7.46%)       32.18%
Ratios/Supplemental Data
Net assets, end of year (000's)..................      $ 372,467     $ 344,605     $ 247,859     $ 144,281     $ 200,047
Ratios to average net assets:
    Expenses, net of fees waived (a).............          1.33%        1.32%         1.32%         1.20%         1.25%
    Net investment income (loss).................          0.11%       (0.10%)       (0.32%)        0.09%         0.33%
    Shareholder servicing fees waived............          0.11%        0.14%         0.14%         0.00%         0.00%
    Expenses paid indirectly.....................          0.00%        0.00%         0.00%         0.00%         0.01%
Portfolio turnover rate..........................            71%          55%           78%           79%           98%


(a) Includes expenses paid indirectly

 +  Represents less than $0.01

Delafield Fund, Inc.
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To The Board of Directors and Shareholders of
Delafield Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delafield Fund, Inc. (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
February 21, 2006

Delafield Fund, Inc.
Additional Information
(Unaudited)
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
800.221.3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
800.732.0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at 800.221.3079 and on the SEC's website
(http://www.sec.gov). The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling the Fund at 800.221.3079, and on the SEC's website (http://www.sec.gov).

QUALIFIED DIVIDEND

For the fiscal years ended December 31, 2005 and 2004, 65% and 100%, respectively, of the ordinary income distribution will be treated as qualified dividends.

LONG-TERM CAPITAL GAIN DISTRIBUTION

For the fiscal year ended December 31, 2005, the Fund designated $39,183,160 as long-term capital gain distribution for the purpose of the dividend paid deduction on its respective tax return.

Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)
--------------------------------------------------------------------------------

                                              Directors and Officers Information
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Length of                During Past                    Portfolios in       Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,   Director      Since 1993     Professor Emeritus of Business            Director/Trustee           None
Age 74                                              Administration in the Graduate School     of eleven
                                                    of Management, Rutgers University with    portfolios
                                                    which he has been associated with since
                                                    1966.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Robert Straniere,      Director      Since 1993     Owner, Straniere Law Firm since 1980,     Director/Trustee        WPG Funds
Esq., Age 64                                        NYS Assemblyman from 1981 to 2004         of eleven                 Group
                                                    and counsel at Fisher, Fisher & Berger    portfolios
                                                    since 1995.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dr. Yung Wong,         Director      Since 1993     Managing Director of Abacus Associates    Director/Trustee of        None
Age 67                                              an investment firm, since 1966.           eleven portfolios
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)
--------------------------------------------------------------------------------

                                       Directors and Officers Information (continued)
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age          Held with    and Length of                 During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
J. Dennis Delafield,   Chairman       Since 1993    Managing Director of Reich & Tang Asset    No other portfolios       None
Age 69                 and                          Management, LLC ("RTAM, LLC"), a
                       Director(4)                  registered Investment Adviser.
                                                    Associated with RTAM, LLC since 1991.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Steven W. Duff,        Principal      Since 1994    Manager and President of RTAM, LLC a               N/A               N/A
Age 52                 Executive                    registered Investment Adviser and
                       Officer                      President of the Mutual Funds Division
                                                    of RTAM, LLC.  Associated with RTAM,
                                                    LLC since 1994.  Mr. Duff is also
                                                    President and Director/Trustee of nine
                                                    funds in the Reich & Tang Fund Complex,
                                                    Director of Pax World Money Market
                                                    Fund, Inc. and President and Chief
                                                    Executive Officer of Tax Exempt
                                                    Proceeds Fund, Inc.  Mr. Duff also
                                                    serves as a Director of Reich & Tang
                                                    Services, Inc. and Reich & Tang
                                                    Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Richard De Sanctis,    Vice           Since 2005    Executive Vice President and CFO of               N/A                N/A
Age 49                 President                    RTAM, LLC.  Associated with RTAM, LLC
                                                    since 1990.  Mr. De Sanctis is Vice
                                                    President of ten other funds in the
                                                    Reich & Tang Fund Complex, Vice
                                                    President and Assistant Secretary of
                                                    Cortland Trust, Inc. and serves as
                                                    Executive Vice President and Chief
                                                    Financial Officer of Reich & Tang
                                                    Services, Inc. and Reich &  Tang
                                                    Distributors, Inc.  Prior to December
                                                    2004, Mr. De Sanctis was Treasurer and
                                                    Assistant Secretary of eleven funds in
                                                    the Reich & Tang Fund Complex and Vice
                                                    President, Treasurer and Assistant
                                                    Secretary of Cortland Trust, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Molly Flewharty,       Vice           Since 1995    Senior Vice President of RTAM, LLC.               N/A                N/A
Age 54                 President                    Associated with RTAM, LLC since 1977.
                                                    Ms. Flewharty is also Vice President of
                                                    eleven other funds in the Reich & Tang
                                                    Fund Complex.  Ms. Flewharty also
                                                    serves as Senior Vice President of
                                                    Reich & Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)
--------------------------------------------------------------------------------

                                       Directors and Officers Information (continued)
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age          Held with    and Length of                 During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,       Chief         Since 2004     Senior Vice President, Compliance                 N/A                N/A
Age 41                 Compliance                   Officer and Assistant Secretary of
                       Officer                      RTAM, LLC.  Associated with RTAM, LLC
                                                    since 1986.  Ms. Holtzer is Chief
                       Secretary     Since 2001     Compliance Officer, Secretary and
                                                    Assistant Treasurer of eleven other
                       Assistant     Since 1998     funds in the Reich & Tang Fund Complex.
                       Treasurer                    Ms. Holtzer also serves as Senior Vice
                                                    President, Assistant Secretary and
                                                    Compliance Officer of Reich & Tang
                                                    Distributors and Senior Vice President,
                                                    Assistant Secretary and Chief
                                                    Compliance Officer of Reich & Tang
                                                    Services, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Cleo Kotis,            Chief         Since 2005     Account Administrator of the Delafield            N/A                N/A
Age 30                 Operations                   Asset Management Division of RTAM, LLC.
                       Officer                      Associated with RTAM, LLC since 1993.

                       Vice          Since 2001
                       President
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Michael Lydon,         Vice          Since 2005     Executive Vice President and Chief                N/A                N/A
Age 42                 President                    Operations Officer of RTAM, LLC.
                                                    Associated with RTAM, LLC since January
                                                    2005.  Mr. Lydon was Vice President at
                                                    Automatic Data Processing from July
                                                    2000 to December 2004.  Prior to July
                                                    2000, Mr. Lydon was Executive Vice
                                                    President and Chief Information Officer
                                                    of RTAM, LLC.  Mr. Lydon is also Vice
                                                    President of eleven other funds in the
                                                    Reich & Tang Fund Complex.  Mr. Lydon
                                                    also serves as Executive Vice President
                                                    and Chief Operations Officer for Reich
                                                    & Tang Distributors, Inc. and Reich &
                                                    Tang Services, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

                                        Directors and Officers Information (continued)
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age          Held with    and Length of                 During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Anthony Pace,          Treasurer      Since 2004    Vice President of RTAM, LLC since                 N/A                N/A
Age 40                 and                          September 2004.  Mr. Pace was a
                       Assistant                    Director of a Client Service Group at
                       Secretary                    GlobeOp Financial Services, Inc. from
                                                    May 2002 to August 2004 and Controller/
                                                    Director of Mutual Fund Administration
                                                    for Smith Barney Funds Management LLC
                                                    and Solomon Brothers Asset Management
                                                    Inc. from 1998 to May 2002.  Mr. Pace
                                                    is also Treasurer and Assistant
                                                    Secretary of eleven other funds in the
                                                    Reich & Tang Fund Complex.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Vincent Sellecchia,    President      Since 1993    Managing Director and Chief Information           N/A                N/A
Age 53                                              Officer of RTAM, LLC. Associated with
                                                    RTAM, LLC since 1991.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

1 The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at 800.221.3079.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 J. Dennis Delafield is deemed an interested person of the Fund, due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment adviser.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.




Delafield Fund, Inc.
600 Fifth Avenue
New York, New York 10020

Manager
Delafield Asset Management, a division of Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020

Custodian
The Bank of New York
101 Barclay Street, 13th Floor
New York, New York 10286

Transfer Agent & Dividend Disbursing Agent
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, New York 10020






Delafield
Fund
Incorporated
[GRAPHIC OMITTED]



Delafield Fund is distributed by IXIS Asset Management Distributors, L.P. (member NASD, SIPC) 399 Boylston Street, MA 02116
                                                                         DF-AR05

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4: Principal Accountant Fees and Services


                                    FYE 12/31/2005                     FYE 12/31/2004

4(a)     Audit Fees                 $23,400                               $22,700
4(b)     Audit Related Fees         $     0                               $     0
4(c)     Tax Fees                   $ 4,620                               $ 4,200
4(d)     All Other Fees             $     0                               $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,620 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2005. $4,200 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by closed-end Management Investment Company and Affiliated Purchases

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holder

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.


 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, Principal Executive Officer

Date: March 6, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer

Date: March 6, 2006

* Print the name and title of each signing officer under his or her signature.